Derivative financial instruments - Composition of the operations to be settled that are part of the liability for hedging derivative instrument (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of derivative financial instruments [Line Items]
Fair value	$ (6,976)	$ (18,439)
Interest rate hedge
Disclosure of derivative financial instruments [Line Items]
Amount	275,000	275,000
Fair value	$ (644)	$ (2,635)
October 2022 One
Disclosure of derivative financial instruments [Line Items]
Amount	81,666	81,666
LIBOR of three months, Fixed interest rate (as a percent)	2.632%	2.632%
Fair value	$ (191)	$ (785)
October 2022 One | Minimum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)	2.06%	2.06%
October 2022 One | Maximum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)	2.14%	2.14%
October 2022 Two
Disclosure of derivative financial instruments [Line Items]
Amount	74,167	74,167
LIBOR of three months, Fixed interest rate (as a percent)	2.632%	2.632%
Fair value	$ (174)	$ (712)
October 2022 Two | Minimum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)	2.06%	2.06%
October 2022 Two | Maximum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)	2.14%	2.14%
October 2022 Three
Disclosure of derivative financial instruments [Line Items]
Amount	74,167	74,167
LIBOR of three months, Fixed interest rate (as a percent)	0.732%	0.732%
Fair value	$ (174)	$ (706)
October 2022 Three | Minimum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)	0.16%	0.16%
October 2022 Three | Maximum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)	0.24%	0.24%
July 2022
Disclosure of derivative financial instruments [Line Items]
Amount	45,000	45,000
LIBOR of three months, Fixed interest rate (as a percent)	2.632%	2.632%
Fair value	$ (105)	$ (432)
July 2022 | Minimum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)	2.06%	2.06%
July 2022 | Maximum
Disclosure of derivative financial instruments [Line Items]
LIBOR of three months, Futures, interest rate (as a percent)	2.14%	2.14%